Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expenses	$ 0	$ 0
Operating loss carryforwards	9,547
Deferred tax assets	680
Uncertain tax positions	$ 0	$ 0